FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT D

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series

	(1)	(3)

Assets:
Shares owned in underlying fund	—	—
Net asset value per share (NAV)	39.76	15.81
Receivable for fund shares sold	—	—
Other assets	—	—

Total Assets (Shares x NAV)	$—	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$—	$—

Net Assets: Regular Contract
Contract value in accumulation period	$—	$—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$—	$—

Total Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	—

Net Assets: Total
Contract value in accumulation period	$—	$—
Contract value in Payout (annuitization) period	$—	$—

Net Assets	$—	$—

Cost of Shares in Underlying Fund	$—	$—

(1)	Portfolio liquidated as of April 25, 2025
(2)	Portfolio liquidated as of June 27, 2025
(3)	Portfolio liquidated as of August 29, 2025

STATEMENTS OF OPERATIONS

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series

	1/1/2025 to 4/25/2025	1/1/2025 to 8/29/2025

2025 Investment Income
Income:
Reinvested dividends	$2,823,424	$112,767
Expenses:
Mortality expense risk and administrative charges	700,152	74,592

Net investment income/(expense)	2,123,272	38,175

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(18,086,507)	(782,606)
Reinvested realized gain distributions	30,205,353	1,903,238

Net realized gain/(loss) on investments	12,118,846	1,120,632
Net change in unrealized appreciation/(depreciation) on investments	(19,646,434)	(241,356)

Net realized and unrealized gain/(loss) from investments	(7,527,588)	879,276

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(5,404,316)	$917,451

See notes to financial statements.

B-2

Investment Options
Victory High Yield VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity & Income Fund Series I

(3)	(3)	(3)	(2)	(1)	12/31/2025	12/31/2025

—	—	—	—	—	9,066	42,024
5.79	10.22	19.47	12.08	5.26	81.00	18.27
—	—	—	—	—	542	144
—	—	—	—	—	—	—

$—	$—	$—	$5	$—	$734,882	$767,928

—	—	—	—	—	542	145

$—	$—	$—	$5	$—	$734,340	$767,783

$—	$—	$—	$5	$—	$682,469	$729,432

$—	$—	$—	$5	$—	$682,469	$729,432
—	—	—	—	—	17,316	27,730
$—	$—	$—	$—	$—	$39.41	$25.48

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$5	$—	$682,469	$729,432
$—	$—	$—	$—	$—	$51,871	$38,351

$—	$—	$—	$5	$—	$734,340	$767,783

$—	$—	$—	$5	$—	$655,563	$739,551

Investment Options
Victory High Yield VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity & Income Fund Series I

1/1/2025 to 8/29/2025	1/1/2025 to 8/29/2025	1/1/2025 to 8/29/2025	1/1/2025 to 6/27/2025	1/1/2025 to 4/25/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$115,672	$35,268	$575,981	$89,353	$16,629	$—	$15,271

9,630	54,565	196,172	35,972	63,291	7,797	8,467

106,042	(19,297)	379,809	53,381	(46,662)	(7,797)	6,804

(202,059)	(1,790,713)	4,245,783	(1,180,458)	(13,127,573)	241,659	(18,963)
—	—	1,407,443	—	9,878,462	63,461	38,793

(202,059)	(1,790,713)	5,653,226	(1,180,458)	(3,249,111)	305,120	19,830
164,749	1,415,121	(1,815,640)	1,917,367	2,667,791	(190,752)	52,094

(37,310)	(375,592)	3,837,586	736,909	(581,320)	114,368	71,924

$68,732	$(394,889)	$4,217,395	$790,290	$(627,982)	$106,571	$78,728

B-3

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

	AB Sustainable Global Thematic Portfolio Class B	Davis Financial Portfolio

	12/31/2025	12/31/2025

Assets:
Shares owned in underlying fund	89,118	240,418
Net asset value per share (NAV)	30.26	17.76
Receivable for fund shares sold	1,038	459
Other assets	—	—

Total Assets (Shares x NAV)	$2,697,734	$4,270,276

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	1,038	459

Net Assets	$2,696,696	$4,269,817

Net Assets: Regular Contract
Contract value in accumulation period	$1,968,212	$4,244,463

Net Assets	$1,968,212	$4,244,463
Units Outstanding	66,690	74,968
Unit Value (accumulation)	$28.55	$56.62

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$—	$—

Total Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Total
Contract value in accumulation period	$1,968,212	$4,244,463
Contract value in Payout (annuitization) period	728,484	25,354

Net Assets	$2,696,696	$4,269,817

Cost of Shares in Underlying Fund	$2,864,760	$4,062,851

(1)	Portfolio liquidated as of April 25, 2025
(2)	Portfolio liquidated as of June 27, 2025
(3)	Portfolio liquidated as of August 29, 2025

STATEMENTS OF OPERATIONS

	AB Sustainable Global Thematic Portfolio Class B	Davis Financial Portfolio

	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$—	$62,770
Expenses:
Mortality expense risk and administrative charges	17,062	27,816

Net investment income/(expense)	(17,062)	34,954

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(33,661)	29,062
Reinvested realized gain distributions	136,030	367,965

Net realized gain/(loss) on investments	102,369	397,027
Net change in unrealized appreciation/(depreciation) on investments	(94,214)	164,821

Net realized and unrealized gain/(loss) from investments	8,155	561,848

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(8,907)	$596,802

See notes to financial statements.

B-4

Investment Options
Davis Real Estate Portfolio	Fidelity VIP Equity-Income Portfolio Service Class	Fidelity VIP Growth Opportunities Portfolio Service Class	Fidelity VIP Mid Cap Portfolio Service Class	Fidelity VIP Government Money Market Portfolio Service Class 2	Templeton Growth VIP Fund Class 2	Janus Henderson Enterprise Portfolio Institutional Shares

12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

131,783	130,907	108,103	319,566	47,409,501	58,115	29,147
12.66	29.16	99.10	36.79	1.00	14.15	83.58
582	1,329	10,362	2,450	87,741	65	1,270
—	—	—	—	15	—	1

$1,668,958	$3,818,582	$10,723,337	$11,759,300	$47,497,257	$822,389	$2,437,410

582	1,329	10,361	2,450	89,011	65	1,270

$1,668,376	$3,817,253	$10,712,976	$11,756,850	$47,408,246	$822,324	$2,436,140

$1,572,612	$3,516,137	$10,497,280	$11,330,443	$44,630,699	$715,883	$2,255,472

$1,572,612	$3,516,137	$10,497,280	$11,330,443	$44,630,699	$715,883	$2,255,472
34,820	73,098	115,427	119,813	4,219,320	26,408	52,530
$43.58	$46.37	$87.77	$91.28	$10.50	$26.32	$41.41

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

$1,572,612	$3,516,137	$10,497,280	$11,330,443	$44,630,699	$715,883	$2,255,472
95,764	301,116	215,696	426,407	$2,777,547	106,441	180,668

$1,668,376	$3,817,253	$10,712,976	$11,756,850	$47,408,246	$822,324	$2,436,140

$2,041,364	$3,428,870	$8,042,558	$11,820,302	$47,409,501	$680,580	$2,283,077

Investment Options
Davis Real Estate Portfolio	Fidelity VIP Equity-Income Portfolio Service Class	Fidelity VIP Growth Opportunities Portfolio Service Class	Fidelity VIP Mid Cap Portfolio Service Class	Fidelity VIP Government Money Market Portfolio Service Class 2	Templeton Growth VIP Fund Class 2	Janus Henderson Enterprise Portfolio Institutional Shares

1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 4/25/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$48,174	$62,064	$—	$41,114	$874,352	$6,704	$4,883

22,538	42,098	108,372	130,109	276,953	9,210	28,341

25,636	19,966	(108,372)	(88,995)	597,399	(2,506)	(23,458)

(80,488)	90,124	1,525,014	(32,157)	(1)	70,769	25,424
68,743	203,924	129,932	1,352,978	—	57,553	183,755

(11,745)	294,048	1,654,946	1,320,821	(1)	128,322	209,179
(142,294)	276,942	(75,600)	(226,826)	1	37,980	(37,789)

(154,039)	570,990	1,579,346	1,093,995	—	166,302	171,390

$(128,403)	$590,956	$1,470,974	$1,005,000	$597,399	$163,796	$147,932

B-5

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares

	12/31/2025	12/31/2025

Assets:
Shares owned in underlying fund	102,855	19,463
Net asset value per share (NAV)	59.42	64.90
Receivable for fund shares sold	568	987
Other assets	—	—

Total Assets (Shares x NAV)	$6,112,193	$1,264,157

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	567	988

Net Assets	$6,111,626	$1,263,169

Net Assets: Regular Contract
Contract value in accumulation period	$5,910,836	$1,143,906

Net Assets	$5,910,836	$1,143,906
Units Outstanding	73,758	22,890
Unit Value (accumulation)	$80.14	$48.69

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$—	$—

Total Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Total
Contract value in accumulation period	$5,910,836	$1,143,906
Contract value in Payout (annuitization) period	200,790	119,263

Net Assets	$6,111,626	$1,263,169

Cost of Shares in Underlying Fund	$5,028,479	$1,112,913

(1)	Portfolio liquidated as of April 25, 2025
(2)	Portfolio liquidated as of June 27, 2025
(3)	Portfolio liquidated as of August 29, 2025

STATEMENTS OF OPERATIONS

	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares

	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$3,824	$—
Expenses:
Mortality expense risk and administrative charges	63,621	12,543

Net investment income/(expense)	(59,797)	(12,543)

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	232,937	282,497
Reinvested realized gain distributions	631,045	66,133

Net realized gain/(loss) on investments	863,982	348,630
Net change in unrealized appreciation/(depreciation) on investments	54,178	(184,872)

Net realized and unrealized gain/(loss) from investments	918,160	163,758

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$858,363	$151,215

See notes to financial statements.

B-6

Investment Options
Janus Henderson Global Research Portfolio Institutional Shares	MFS® Growth Series Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian U.S. Government Securities VIP Fund

12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

21,423	37,827	181,991	173,183	45,856	84,255	43,207
79.67	67.85	15.60	23.33	30.92	42.01	10.64
878	454	105	1,325	648	6,774	82
—	—	—	—	—	—	—

$1,707,667	$2,566,985	$2,839,168	$4,041,686	$1,418,521	$3,546,326	$459,801

878	456	105	1,324	649	6,774	81

$1,706,789	$2,566,529	$2,839,063	$4,040,362	$1,417,872	$3,539,552	$459,720

$1,611,947	$2,509,884	$2,765,653	$3,567,804	$1,209,131	$3,491,938	$448,965

$1,611,947	$2,509,884	$2,765,653	$3,567,804	$1,209,131	$3,491,938	$448,965
55,056	49,180	58,954	93,778	78,516	242,375	45,761
$28.22	$49.17	$45.24	$36.72	$15.40	$14.32	$9.81

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

$1,611,947	$2,509,884	$2,765,653	$3,567,804	$1,209,131	$3,491,938	$448,965
94,842	56,645	73,410	472,558	208,741	47,614	10,755

$1,706,789	$2,566,529	$2,839,063	$4,040,362	$1,417,872	$3,539,552	$459,720

$1,508,681	$2,484,583	$2,548,371	$4,096,436	$879,429	$2,625,976	$437,576

Investment Options
Janus Henderson Global Research Portfolio Institutional Shares	MFS® Growth Series Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian U.S. Government Securities VIP Fund

1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$6,705	$—	$—	$108,003	$—	$—	$—

12,855	29,183	21,225	45,763	15,919	34,893	4,159

(6,150)	(29,183)	(21,225)	62,240	(15,919)	(34,893)	(4,159)

75,889	(82,727)	67,768	(6,036)	94,085	239,987	671
84,337	452,727	—	287,992	—	—	—

160,226	370,000	67,768	281,956	94,085	239,987	671
31,525	(107,620)	145,685	27,742	89,641	239,437	22,089

191,751	262,380	213,453	309,698	183,726	479,424	22,760

$185,601	$233,197	$192,228	$371,938	$167,807	$444,531	$18,601

B-7

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian All Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund

	12/31/2025	12/31/2025

Assets:
Shares owned in underlying fund	3,677,687	185,534
Net asset value per share (NAV)	14.02	14.92
Receivable for fund shares sold	233,087	7,034
Other assets	—	—

Total Assets (Shares x NAV)	$51,794,253	$2,775,201

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	234,504	7,034

Net Assets	$51,559,749	$2,768,167

Net Assets: Regular Contract
Contract value in accumulation period	$48,345,006	$2,665,745

Net Assets	$48,345,006	$2,665,745
Units Outstanding	3,322,847	187,621
Unit Value (accumulation)	$14.52	$14.12

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$—	$—

Total Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Total
Contract value in accumulation period	$48,345,006	$2,665,745
Contract value in Payout (annuitization) period	$3,214,743	102,422

Net Assets	$51,559,749	$2,768,167

Cost of Shares in Underlying Fund	$36,621,022	$2,491,743

(1)	Portfolio liquidated as of April 25, 2025
(2)	Portfolio liquidated as of June 27, 2025
(3)	Portfolio liquidated as of August 29, 2025

STATEMENTS OF OPERATIONS

	Guardian All Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund

	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	602,816	19,147

Net investment income/(expense)	(602,816)	(19,147)

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	4,960,020	179,607
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	4,960,020	179,607
Net change in unrealized appreciation/(depreciation) on investments	2,661,266	(50,986)

Net realized and unrealized gain/(loss) from investments	7,621,286	128,621

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$7,018,470	$109,474

See notes to financial statements.

B-8

Investment Options
Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund

12/31/2025	12/31/2025	12/31/2025	12/31/2025

1,169,340	155,605	7,303,834	13,523,050
10.97	11.22	14.33	13.92
10,452	338	133,055	277,209
—	—	3	1

$12,838,115	$1,746,228	$104,796,998	$188,518,069

11,165	337	134,623	278,749

$12,826,950	$1,745,891	$104,662,375	$188,239,320

$12,065,631	$1,672,273	$96,393,109	$174,691,238

$12,065,631	$1,672,273	$96,393,109	$174,691,238
1,148,204	155,638	7,021,948	13,100,091
$10.48	$10.69	$13.69	$13.30

$—	$—	$—	$—

$—	$—	$—	$—
—	—	—	—
$—	$—	$—	$—

$12,065,631	$1,672,273	$96,393,109	$174,691,238
$761,319	73,618	$8,269,266	$13,548,082

$12,826,950	$1,745,891	$104,662,375	$188,239,320

$11,927,335	$1,679,767	$73,272,167	$164,505,145

Investment Options
Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund

1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$—	$—	$—	$—

148,816	15,624	1,240,984	1,608,453

(148,816)	(15,624)	(1,240,984)	(1,608,453)

254,768	53,926	5,025,188	5,307,080
—	—	—	—

254,768	53,926	5,025,188	5,307,080
537,487	11,872	7,800,910	21,095,205

792,255	65,798	12,826,098	26,402,285

$643,439	$50,174	$11,585,114	$24,793,832

B-9

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series

	1/1/2024 to 4/25/2025	1/1/2024 to 8/29/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$273,802	$12,853
Net realized gain/(loss) from sale of investments	(302,385)	(64,911)
Reinvested realized gain distributions	7,023,614	823,867
Net change in unrealized appreciation/(depreciation) of investments	28,430,165	1,312,497

Net increase/(decrease) resulting from operations	35,425,196	2,084,306

2024 Contract Transactions
Contract purchase payments	239,453	27,676
Transfers between investment divisions, net	(2,421,410)	528,358
Net Annuity transactions, benefits and fees	(23,453,000)	(1,997,001)
Transfers on account of death	(1,973,491)	(18,847)
Transfers–other	140,099	(263)

Net increase/(decrease) from contract transactions	(27,468,349)	(1,460,077)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	7,956,848	624,229
Net Assets at December 31, 2023	185,235,577	9,289,640

Net Assets at December 31, 2024	$193,192,425	$9,913,869

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,123,272	$38,175
Net realized gain/(loss) from sale of investments	(18,086,507)	(782,606)
Reinvested realized gain distributions	30,205,353	1,903,238
Net change in unrealized appreciation/(depreciation) of investments	(19,646,434)	(241,356)

Net increase/(decrease) resulting from operations	(5,404,316)	917,451

2025 Contract Transactions
Contract purchase payments	92,595	41,107
Transfers between investment divisions, net	(168,558,228)	(10,219,014)
Net Annuity transactions, benefits and fees	(18,691,845)	(638,023)
Transfers on account of death	(632,830)	(15,759)
Transfers–other	2,199	369

Net increase/(decrease) from contract transactions	(187,788,109)	(10,831,320)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(193,192,425)	(9,913,869)
Net Assets at December 31, 2024	193,192,425	9,913,869

Net Assets at December 31, 2025	$—	$—

See notes to financial statements

See notes to financial statements.

B-10

Investment Options
Victory High Yield VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity & Income Fund Series I

1/1/2024 to 8/29/2025	1/1/2024 to 8/29/2025	1/1/2024 to 8/29/2025	1/1/2024 to 6/27/2025	1/1/2024 to 4/25/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$100,636	$(103,094)	$405,976	$100,526	$(92,151)	$(13,757)	$3,304
(49,349)	(2,646,843)	413,888	(267,202)	(1,098,434)	57,356	(21,832)
—	—	—	—	1,774,579	—	26,518
31,301	3,597,659	374,780	435,752	1,065,386	229,807	65,782

82,588	847,722	1,194,644	269,076	1,649,380	273,406	73,772

400	900	98,580	6,335	37,194	680	—
50,511	(557,736)	(421,890)	(114,798)	(181,163)	529,625	28,448
(108,605)	(1,848,829)	(3,383,888)	(553,698)	(2,777,562)	(27,781)	(52,003)
(9,498)	(55,219)	(630,438)	(90,952)	(39,897)	(4,356)	(4,518)
(4)	5,807	(29,339)	(353)	(1,730)	30	713

(67,196)	(2,455,077)	(4,366,975)	(753,466)	(2,963,158)	498,198	(27,360)

—	—	—	—	—	—	—

15,392	(1,607,355)	(3,172,331)	(484,390)	(1,313,778)	771,604	46,412
1,263,810	9,647,684	26,270,303	6,573,529	18,380,732	472,773	726,724

$1,279,202	$8,040,329	$23,097,972	$6,089,139	$17,066,954	$1,244,377	$773,136

$106,042	$(19,297)	$379,809	$53,381	$(46,662)	$(7,797)	$6,804
(202,059)	(1,790,713)	4,245,783	(1,180,458)	(13,127,573)	241,659	(18,963)
—	—	1,407,443	—	9,878,462	63,461	38,793
164,749	1,415,121	(1,815,640)	1,917,367	2,667,791	(190,752)	52,094

68,732	(394,889)	4,217,395	790,290	(627,982)	106,571	78,728

268	—	30,011	2,570	—	912	792
(971,068)	(6,915,476)	(22,861,934)	(5,985,302)	(15,196,550)	(577,665)	26,169
(359,952)	(695,525)	(4,388,702)	(855,563)	(1,224,071)	(26,333)	(109,649)
(17,182)	(34,778)	(96,215)	(41,218)	(18,598)	(13,512)	(1,479)
—	339	1,473	89	247	(10)	86

(1,347,934)	(7,645,440)	(27,315,367)	(6,879,424)	(16,438,972)	(616,608)	(84,081)

—	—	—	—	—	—	—

(1,279,202)	(8,040,329)	(23,097,972)	(6,089,134)	(17,066,954)	(510,037)	(5,353)
1,279,202	8,040,329	23,097,972	6,089,139	17,066,954	1,244,377	773,136

$—	$—	$—	$5	$—	$734,340	$767,783

B-11

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

	AB Sustainable Global Thematic Portfolio Class B	Davis Financial Portfolio

	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(12,927)	$19,414
Net realized gain/(loss) from sale of investments	(10,395)	(2,839)
Reinvested realized gain distributions	3,164	154,058
Net change in unrealized appreciation/(depreciation) of investments	69,724	89,162

Net increase/(decrease) resulting from operations	49,566	259,795

2024 Contract Transactions
Contract purchase payments	480	15,549
Transfers between investment divisions, net	—	777,749
Net Annuity transactions, benefits and fees	(80,444)	(80,548)
Transfers on account of death	—	(25,044)
Transfers–other	(1,266)	(52)

Net increase/(decrease) from contract transactions	(81,230)	687,654

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(31,664)	947,449
Net Assets at December 31, 2023	1,067,283	990,532

Net Assets at December 31, 2024	$1,035,619	$1,937,981

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$(17,062)	$34,954
Net realized gain/(loss) from sale of investments	(33,661)	29,062
Reinvested realized gain distributions	136,030	367,965
Net change in unrealized appreciation/(depreciation) of investments	(94,214)	164,821

Net increase/(decrease) resulting from operations	(8,907)	596,802

2025 Contract Transactions
Contract purchase payments	362	—
Transfers between investment divisions, net	1,765,690	2,003,225
Net Annuity transactions, benefits and fees	(96,068)	(268,339)
Transfers on account of death	—	—
Transfers–other	—	148

Net increase/(decrease) from contract transactions	1,669,984	1,735,034

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	1,661,077	2,331,836
Net Assets at December 31, 2024	1,035,619	1,937,981

Net Assets at December 31, 2025	$2,696,696	$4,269,817

See notes to financial statements.

B-12

Investment Options
Davis Real Estate Portfolio	Fidelity VIP Equity-Income Portfolio Service Class	Fidelity VIP Growth Opportunities Portfolio Service Class	Fidelity VIP Mid Cap Portfolio Service Class	Fidelity VIP Government Money Market Portfolio Service Class 2	Templeton Growth VIP Fund Class 2	Janus Henderson Enterprise Portfolio Institutional Shares

1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$17,888	$16,075	$(101,524)	$(85,648)	$270,527	$(2,338)	$(12,789)
(27,019)	5,079	(295,591)	420,021	—	27,566	25,291
46,899	204,165	—	1,485,897	—	2,490	105,882
30,717	238,701	2,980,561	(96,119)	—	6,003	247,149

68,485	464,020	2,583,446	1,724,151	270,527	33,721	365,533

3,950	2,640	1,050	2,720	17,699	210	1,260
(532,472)	107,573	(73,930)	97,419	1,334,941	(195)	(8,622)
(249,007)	(827,297)	(1,204,584)	(1,458,875)	(1,144,561)	(98,471)	(204,255)
(8,809)	(4,949)	—	(119,772)	(96,748)	(11,329)	(64,936)
889	(269)	(1,039)	(1,650)	83,148	(740)	273

(785,449)	(722,302)	(1,278,503)	(1,480,158)	194,479	(110,525)	(276,280)

—	—	—	—	—	—	—

(716,964)	(258,282)	1,304,943	243,993	465,006	(76,804)	89,253
2,819,032	3,746,155	7,577,562	11,258,430	6,749,071	813,655	2,661,190

$2,102,068	$3,487,873	$8,882,505	$11,502,423	$7,214,077	$736,851	$2,750,443

$25,636	$19,966	$(108,372)	$(88,995)	$597,399	$(2,506)	$(23,458)
(80,488)	90,124	1,525,014	(32,157)	(1)	70,769	25,424
68,743	203,924	129,932	1,352,978	—	57,553	183,755
(142,294)	276,942	(75,600)	(226,826)	1	37,980	(37,789)

(128,403)	590,956	1,470,974	1,005,000	597,399	163,796	147,932

2,910	3,385	95,498	4,301	146,992	210	73,112
(4,350)	311,047	1,706,695	1,224,780	42,683,081	6,669	(262,545)
(299,755)	(572,492)	(1,419,603)	(1,822,177)	(3,045,383)	(85,202)	(184,581)
(4,097)	(3,511)	(23,077)	(157,734)	(189,552)	—	(88,383)
3	(5)	(16)	257	1,632	—	162

(305,289)	(261,576)	359,497	(750,573)	39,596,770	(78,323)	(462,235)

—	—	—	—	—	—	—

(433,692)	329,380	1,830,471	254,427	40,194,169	85,473	(314,303)
2,102,068	3,487,873	8,882,505	11,502,423	7,214,077	736,851	2,750,443

$1,668,376	$3,817,253	$10,712,976	$11,756,850	$47,408,246	$822,324	$2,436,140

B-13

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares

	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(50,443)	$(26,186)
Net realized gain/(loss) from sale of investments	6,319	515,185
Reinvested realized gain distributions	259,703	69,700
Net change in unrealized appreciation/(depreciation) of investments	874,668	66,061

Net increase/(decrease) resulting from operations	1,090,247	624,760

2024 Contract Transactions
Contract purchase payments	28,759	150
Transfers between investment divisions, net	(486,638)	(274,287)
Net Annuity transactions, benefits and fees	(259,411)	(402,282)
Transfers on account of death	(69,271)	(59,058)
Transfers–other	1,480	420

Net increase/(decrease) from contract transactions	(785,081)	(735,057)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	305,166	(110,297)
Net Assets at December 31, 2023	4,463,354	1,981,419

Net Assets at December 31, 2024	$4,768,520	$1,871,122

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$(59,797)	$(12,543)
Net realized gain/(loss) from sale of investments	232,937	282,497
Reinvested realized gain distributions	631,045	66,133
Net change in unrealized appreciation/(depreciation) of investments	54,178	(184,872)

Net increase/(decrease) resulting from operations	858,363	151,215

2025 Contract Transactions
Contract purchase payments	88,881	432
Transfers between investment divisions, net	701,377	(557,279)
Net Annuity transactions, benefits and fees	(306,326)	(93,929)
Transfers on account of death	—	(108,747)
Transfers–other	811	355

Net increase/(decrease) from contract transactions	484,743	(759,168)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	1,343,106	(607,953)
Net Assets at December 31, 2024	4,768,520	1,871,122

Net Assets at December 31, 2025	$6,111,626	$1,263,169

See notes to financial statements.

B-14

Investment Options
Janus Henderson Global Research Portfolio Institutional Shares	MFS® Growth Series Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian U.S. Government Securities VIP Fund

1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$(4,822)	$(35,022)	$(20,724)	$51,381	$(17,559)	$(31,800)	$(1,681)
122,782	37,854	(491,091)	(3,285)	56,507	131,485	8,111
27,925	186,171	—	192,825	—	—	—
35,557	543,458	600,287	21,796	270,455	534,125	(5,977)

181,442	732,461	88,472	262,717	309,403	633,810	453

14,249	7,250	450	—	—	7,610	5,976
(13,171)	(64,259)	(150,263)	(36,233)	(3)	61,715	107,858
(72,418)	(95,561)	(372,877)	(466,278)	(57,413)	(252,220)	(162,902)
(32,272)	(85,686)	(29,132)	(356,873)	(55,391)	—	—
(423)	(265)	629	2,645	(790)	(360)	(16)

(104,035)	(238,521)	(551,193)	(856,739)	(113,597)	(183,255)	(49,084)

—	—	—	—	—	—	—

77,407	493,940	(462,721)	(594,022)	195,806	450,555	(48,631)
840,761	2,132,530	1,936,485	4,500,437	1,308,462	2,218,128	179,078

$918,168	$2,626,470	$1,473,764	$3,906,415	$1,504,268	$2,668,683	$130,447

$(6,150)	$(29,183)	$(21,225)	$62,240	$(15,919)	$(34,893)	$(4,159)
75,889	(82,727)	67,768	(6,036)	94,085	239,987	671
84,337	452,727	—	287,992	—	—	—
31,525	(107,620)	145,685	27,742	89,641	239,437	22,089

185,601	233,197	192,228	371,938	167,807	444,531	18,601

443	1,282	302	6,000	—	123,564	523
754,138	(73,471)	1,301,911	130,544	(118,949)	707,547	319,630
(151,210)	(174,027)	(122,272)	(347,111)	(135,382)	(399,003)	(8,032)
(347)	(46,916)	(6,872)	(27,423)	—	(5,772)	(1,449)
(4)	(6)	2	(1)	128	2	—

603,020	(293,138)	1,173,071	(237,991)	(254,203)	426,338	310,672

—	—	—	—	—	—	—

788,621	(59,941)	1,365,299	133,947	(86,396)	870,869	329,273
918,168	2,626,470	1,473,764	3,906,415	1,504,268	2,668,683	130,447

$1,706,789	$2,566,529	$2,839,063	$4,040,362	$1,417,872	$3,539,552	$459,720

B-15

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian All Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund

	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(514,228)	$(16,293)
Net realized gain/(loss) from sale of investments	1,963,814	62,931
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	6,065,704	180,983

Net increase/(decrease) resulting from operations	7,515,290	227,621

2024 Contract Transactions
Contract purchase payments	105,626	—
Transfers between investment divisions, net	(241,476)	(5,465)
Net Annuity transactions, benefits and fees	(6,674,620)	(302,613)
Transfers on account of death	(432,704)	—
Transfers–other	1,113	132

Net increase/(decrease) from contract transactions	(7,242,061)	(307,946)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	273,229	(80,325)
Net Assets at December 31, 2023	42,805,250	1,378,224

Net Assets at December 31, 2024	$43,078,479	$1,297,899

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$(602,816)	$(19,147)
Net realized gain/(loss) from sale of investments	4,960,020	179,607
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	2,661,266	(50,986)

Net increase/(decrease) resulting from operations	7,018,470	109,474

2025 Contract Transactions
Contract purchase payments	96,409	87,865
Transfers between investment divisions, net	11,762,020	1,748,129
Net Annuity transactions, benefits and fees	(10,012,463)	(469,291)
Transfers on account of death	(384,902)	(5,915)
Transfers–other	1,736	6

Net increase/(decrease) from contract transactions	1,462,800	1,360,794

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	8,481,270	1,470,268
Net Assets at December 31, 2024	43,078,479	1,297,899

Net Assets at December 31, 2025	$51,559,749	$2,768,167

See notes to financial statements.

B-16

Investment Options
Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund

1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$(158,565)	$(11,973)	$(1,340,358)	$(199,456)
48,718	11,320	2,786,264	721,886
—	—	—	—
154,997	34,526	11,971,757	934,137

45,150	33,873	13,417,663	1,456,567

46,076	—	185,697	34,429
609,846	495,546	(1,089,223)	(708,716)
(1,896,261)	(291,444)	(11,350,440)	(3,488,420)
(80,074)	—	(1,178,731)	(225,880)
(408)	(22)	19,012	(3,237)

(1,320,821)	204,080	(13,413,685)	(4,391,824)

—	—	—	—

(1,275,671)	237,953	3,978	(2,935,257)
14,442,756	1,163,136	112,113,933	18,446,286

$13,167,085	$1,401,089	$112,117,911	$15,511,029

$(148,816)	$(15,624)	$(1,240,984)	$(1,608,453)
254,768	53,926	5,025,188	5,307,080
—	—	—	—
537,487	11,872	7,800,910	21,095,205

643,439	50,174	11,585,114	24,793,832

4,638	—	279,514	371,763
1,073,887	696,167	(2,311,060)	164,269,501
(1,549,686)	(397,780)	(15,979,156)	(15,816,751)
(512,783)	(3,760)	(1,036,407)	(890,412)
370	1	6,459	358

(983,574)	294,628	(19,040,650)	147,934,459

—	—	—	—

(340,135)	344,802	(7,455,536)	172,728,291
13,167,085	1,401,089	112,117,911	15,511,029

$12,826,950	$1,745,891	$104,662,375	$188,239,320

B-17

THE GUARDIAN SEPARATE ACCOUNT D

NOTES TO FINANCIAL STATEMENTS (December 31, 2025)

NOTE 1 — ORGANIZATION

The Guardian Separate Account D (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on August 23, 1989, and commenced operations on January 16, 1990. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the twenty-six investment options within the Account, or the FRO. However, a contract owner may only invest in up to twenty investment options, including the FRO, at any time. Contract owners who qualify may also purchase either a seven year or Contract Anniversary Enhanced Death Benefit Rider, which may provide greater benefits than the proceeds payable under the basic contract. Prior period amounts have been re-classified to conform to current period presentation.

The twenty-six investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Equity & Income Fund Series I

AB Sustainable Global Thematic Portfolio Class B

Davis Financial Portfolio

Davis Real Estate Portfolio

Fidelity VIP Equity-Income Portfolio Service Class

Fidelity VIP Growth Opportunities Portfolio Service Class

Fidelity VIP Mid Cap Portfolio Service Class

Fidelity VIP Government Money Market Portfolio Service Class 2

Templeton Growth VIP Fund Class 2

Janus Henderson Enterprise Portfolio Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Research Portfolio Institutional Shares

Janus Henderson Global Research Portfolio Institutional Shares

MFS® Growth Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Total Return Series Initial Class

Guardian Integrated Research VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian U.S. Government Securities VIP Fund

Guardian All Cap Core VIP Fund

Guardian Strategic Large Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Guardian Equity Income VIP Fund

The below funds were part of a fund substitution and are no longer available as an investment option under this contract in 2025:

Existing Fund	Replacement Fund	Date
Victory RS Large Cap Alpha VIP Series	Guardian Equity Income VIP Fund	April 25, 2025
Gabelli Capital Asset Fund	Guardian All Cap Core VIP Fund	April 25, 2025

The below funds were liquidated and no longer available as an investment option under this contract in 2025:

Existing Fund	Replacement Fund	Date
Victory Sophus Emerging Markets VIP Series	Fidelity VIP Government Money Market Portfolio Service Class 2	June 27, 2025
Victory RS International VIP Series	Fidelity VIP Government Money Market Portfolio Service Class 2	August 29, 2025
Victory RS Small Cap Growth Equity VIP Series	Fidelity VIP Government Money Market Portfolio Service Class 2	August 29, 2025
Victory 500 Index VIP Series	Fidelity VIP Government Money Market Portfolio Service Class 2	August 29, 2025
Victory High Yield VIP Series	Fidelity VIP Government Money Market Portfolio Service Class 2	August 29, 2025

B-18

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account.

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2025, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 —  inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 —  inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 —  inputs are unobservable where there is little, or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2025, none of the Account investments are considered Level 3.

B-19

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

The Account invests in various registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2025, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $473,623,422.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2025, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2025, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1983, 2000 and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 1.0% - 6.0%, as applicable based on the annuitization date. The mortality risk on life contingent contracts is minimal and is borne by Talcott Resolution Life as they reinsure nearly all of GIAC’s payout annuities with variable payments as part of a 100% coinsurance / modified coinsurance agreement executed with GIAC in November 2022. Variance in mortality experience may result in transfer to or from the general account of GIAC for retained contracts. Such amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statements of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

B-20

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Segmented Reporting

In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The management committee of GIAC evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the fund’s chief operating decision maker (“CODM”) assessing performance and making decisions about product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025, were as follows:

	Purchases	Sales
Victory RS Large Cap Alpha VIP Series	$33,715,151	$189,177,623
Victory 500 Index VIP Series	2,363,303	11,253,210
Victory High Yield VIP Series	168,493	1,410,384
Victory RS Small Cap Growth Equity VIP Series	141,760	7,809,324
Victory RS International VIP Series	9,309,388	34,842,927
Victory Sophus Emerging Markets VIP Series	660,695	7,486,849
Gabelli Capital Asset Fund	9,898,072	16,506,432
Invesco V.I. American Franchise Fund Series I	748,755	1,309,699
Invesco V.I. Equity & Income Fund Series I	149,970	188,452
AB Sustainable Global Thematic Portfolio Class B	1,932,071	143,119
Davis Financial Portfolio	3,667,302	1,529,349
Davis Real Estate Portfolio	180,761	391,671
Fidelity VIP Equity-Income Portfolio Service Class	767,619	805,303
Fidelity VIP Growth Opportunities Portfolio Service Class	5,795,986	5,414,930
Fidelity VIP Mid Cap Portfolio Service Class	6,802,141	6,288,729
Fidelity VIP Government Money Market Portfolio Service Class 2	54,796,837	14,601,960
Templeton Growth VIP Fund Class 2	307,353	330,629
Janus Henderson Enterprise Portfolio Institutional Shares	206,757	508,696
Janus Henderson Forty Portfolio Institutional Shares	2,532,158	1,476,167
Janus Henderson Research Portfolio Institutional Shares	454,796	1,160,373
Janus Henderson Global Research Portfolio Institutional Shares	922,549	241,342
MFS® Growth Series Initial Class	720,249	589,842
MFS® New Discovery Series Initial Class	1,572,288	420,442
MFS® Total Return Series Initial Class	550,336	438,097
Guardian Integrated Research VIP Fund	24,224	294,345
Guardian Large Cap Disciplined Growth VIP Fund	1,005,016	613,571

B-21

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Purchases	Sales
Guardian U.S. Government Securities VIP Fund	$330,305	$23,793
Guardian All Cap Core VIP Fund	15,869,745	15,014,687
Guardian Strategic Large Cap Core VIP Fund	1,946,272	604,625
Guardian Core Fixed Income VIP Fund	3,771,414	4,904,396
Guardian Short Duration Bond VIP Fund	1,167,474	888,472
Guardian Balanced Allocation VIP Fund	297,351	20,585,910
Guardian Equity Income VIP Fund	180,082,112	33,760,635

Total	$342,858,703	$381,015,982

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. These charges are assessed through a redemption of units. For the years ended December 31, 2025 and 2024, contract fees amounted to $184,797 and $1,547,582, respectively and are reflected in “Net Annuity transactions, benefits and fees” in the Statements of Changes in Net Assets.

Expense Charges

(1)	A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.15% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, through a reduction of the unit value, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .30%;

b)	Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%. There were no contracts outstanding with this option.

(2)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

Effective October 3, 2024, Victory Capital Management, Inc. (“VCM”) has terminated the sub-advisory agreement with PAIA and effective October 4, 2024, the Fund is now managed by VCM’s Victory Income Investors investment franchise.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

•

Guardian Integrated Research VIP Fund

•

Guardian Large Cap Disciplined Growth VIP Fund

•

Guardian U.S Government Securities VIP Fund

•

Guardian All Cap Core VIP Fund

•

Guardian Strategic Large Cap Core VIP Fund

• Guardian Core Fixed Income VIP Fund • Guardian Short Duration Bond VIP Fund • Guardian Balanced Allocation VIP Fund • Guardian Equity Income VIP Fund

B-22

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

GIAC has administrative service fee agreements with Victory Capital Management Inc, Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., Davis Selected Advisers, LP, Fidelity Management & Research Company, Templeton Global Advisors Limited, Janus Henderson Group PLC, and Massachusetts Financial Services Company, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in “Mortality and expense risk charges” in the Statements of Operations.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. These charges are assessed through a redemption in units and paid to GIAC during the first seven contract years for a Single Purchase Payment Contract.

Numbers of Contract Years Completed from Date of the Premium Payment	Contingent Deferred Sales Charge Percentage

0	6%

1	6%

2	5%

3	4%

4	3%

5	2%

6	1%

7+	0%

For a Flexible Premium Payment Contract, the contingent deferred sales charges are the lesser of 6% of the total payments made during the 84 months immediately preceding the date of withdrawal, or 6% of the total amount being withdrawn.

For the years ended December 31, 2025 and 2024, contingent deferred sales charges were 339,370 and $115,945, respectively.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2025 and 2024, were as follows:

	2025			2024
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Victory RS Large Cap Alpha VIP Series	83,427	1,261,278	(1,177,851)	3,858	193,842	(189,984)
Victory 500 Index VIP Series	10,575	212,779	(202,204)	15,793	49,105	(33,312)
Victory High Yield VIP Series	11,560	44,888	(33,328)	1,775	6,094	(4,319)
Victory RS Small Cap Growth Equity VIP Series	8,207	126,466	(118,259)	5,522	45,475	(39,953)
Victory RS International VIP Series	137,688	535,687	(397,999)	12,738	75,848	(63,110)
Victory Sophus Emerging Markets VIP Series	20,125	149,375	(129,250)	515	17,128	(16,613)
Gabelli Capital Asset Fund	7,195	176,858	(169,663)	1,922	35,602	(33,680)
Invesco V.I. American Franchise Fund Series I	20,328	36,519	(16,191)	18,352	2,482	15,870
Invesco V.I. Equity & Income Fund Series I	5,059	7,350	(2,291)	3,072	5,623	(2,551)

B-23

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	2025			2024
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
AB Sustainable Global Thematic Portfolio Class B	61,289	4,370	56,919	117	1,412	(1,295)
Davis Financial Portfolio	63,474	31,615	31,859	18,001	2,946	15,055
Davis Real Estate Portfolio	1,930	8,000	(6,070)	81	17,024	(16,943)
Fidelity VIP Equity-Income Portfolio Service Class	15,312	17,488	(2,176)	3,414	27,978	(24,564)
Fidelity VIP Growth Opportunities Portfolio Service Class	69,798	69,609	189	4,419	23,581	(19,162)
Fidelity VIP Mid Cap Portfolio Service Class	62,706	72,061	(9,355)	3,050	20,588	(17,538)
Fidelity VIP Government Money Market Portfolio Service Class 2	4,946,712	1,394,723	3,551,989	59,388	142,303	(82,915)
Templeton Growth VIP Fund Class 2	10,992	13,504	(2,512)	98	4,240	(4,142)
Janus Henderson Enterprise Portfolio Institutional Shares	4,258	15,188	(10,930)	1,848	11,125	(9,277)
Janus Henderson Forty Portfolio Institutional Shares	28,011	20,973	7,038	522	13,666	(13,144)
Janus Henderson Research Portfolio Institutional Shares	8,045	28,062	(20,017)	1,598	19,616	(18,018)
Janus Henderson Global Research Portfolio Institutional Shares	30,075	8,281	21,794	8,639	15,973	(7,334)
MFS® Growth Series Initial Class	5,360	12,153	(6,793)	15,897	19,907	(4,010)
MFS® New Discovery Series Initial Class	34,641	9,391	25,250	8	13,255	(13,247)
MFS® Total Return Series Initial Class	6,121	11,856	(5,735)	—	22,947	(22,947)
Guardian Integrated Research VIP Fund	3,488	20,406	(16,918)	—	11,883	(11,883)
Guardian Large Cap Disciplined Growth VIP Fund	87,359	55,695	31,664	12,866	25,406	(12,540)
Guardian U.S. Government Securities VIP Fund	35,075	2,091	32,984	16,013	20,954	(4,941)
Guardian All Cap Core VIP Fund	1,256,712	1,049,732	206,980	68,844	653,203	(584,359)
Guardian Strategic Large Cap Core VIP Fund	150,823	55,325	95,498	—	20,948	(20,948)
Guardian Core Fixed Income VIP Fund	369,273	460,688	(91,415)	71,762	209,436	(137,674)
Guardian Short Duration Bond VIP Fund	110,686	83,455	27,231	49,610	32,009	17,601
Guardian Balanced Allocation VIP Fund	120,372	1,540,865	(1,420,493)	136,094	1,272,901	(1,136,807)
Guardian Equity Income VIP Fund	14,468,466	2,624,371	11,844,095	66,526	445,698	(379,172)

NOTE 6 — FINANCIAL HIGHLIGHTS

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders’ accounts through redemption of units. The net assets disclosed in the table below represent only net assets in accumulation.

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Victory RS Large Cap Alpha VIP Series(10)
2025	—	$—	$—	N/A	N/A	N/A
2024	1,177,851	133.57	180,521,830	1.15%	1.26%	-1.91%
2023	1,249,504	136.17	170,140,567	1.15%	1.28%	12.38%
2022	1,397,961	121.16	169,383,353	1.15%	1.37%	-5.43%
2021	1,517,010	128.13	194,370,691	1.15%	1.16%	22.07%

Victory 500 Index VIP Series(12)
2025	—	$—	$—	N/A	N/A	N/A
2024	202,204	46.60	9,763,722	1.15%	1.30%	19.12%
2023	234,924	39.12	9,191,263	1.15%	1.35%	25.48%
2022	272,160	31.18	8,485,782	1.15%	1.25%	-20.28%
2021	276,589	39.11	10,818,141	1.15%	1.35%	25.97%

B-24

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Victory High Yield VIP Series(12)
2025	—	$—	$—	N/A	N/A	N/A
2024	33,328	28.62	988,878	1.15%	9.16%	3.35%
2023	37,521	27.69	1,038,993	1.15%	7.70%	10.13%
2022	45,433	25.14	1,142,347	1.15%	6.63%	-14.55%
2021	53,697	29.42	1,579,970	1.15%	7.09%	4.64%

Victory INCORE Low Duration Bond VIP Series(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	128,411	12.89	1,655,848	1.15%	5.29%	-0.16%

Victory RS Small Cap Growth Equity VIP Series(12)
2025	—	$—	$—	N/A	N/A	N/A
2024	118,259	62.26	7,652,709	1.15%	0.00%	5.74%
2023	153,948	58.88	9,064,720	1.15%	0.00%	19.02%
2022	159,044	49.47	7,868,306	1.15%	0.00%	-37.09%
2021	187,295	78.64	14,729,533	1.15%	0.00%	-11.46%

Victory RS International VIP Series(12)
2025	—	$—	$—	N/A	N/A	N/A
2024	397,999	49.75	21,896,543	1.15%	2.83%	-7.46%
2023	441,882	53.76	23,756,544	1.15%	2.74%	18.64%
2022	488,856	45.31	22,152,437	1.15%	2.71%	-16.78%
2021	523,861	54.45	28,525,666	1.15%	2.26%	13.05%

Victory Sophus Emerging Markets VIP Series(11)(13)
2025	—	$—	$5	N/A	N/A	N/A
2024	129,250	43.72	5,732,861	1.15%	2.79%	2.40%
2023	142,211	42.70	6,072,170	1.15%	3.17%	9.76%
2022	158,060	38.90	6,149,000	1.15%	0.80%	-23.36%
2021	167,247	50.76	8,489,191	1.15%	1.14%	-5.52%

Victory INCORE Investment Quality Bond VIP Series(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	452,556	40.41	18,286,265	1.15%	7.19%	-1.37%

Gabelli Capital Asset Fund(10)
2025	—	$—	$—	N/A	N/A	N/A
2024	169,663	90.04	16,390,662	1.15%	0.66%	-1.26%
2023	187,649	91.19	17,112,499	1.15%	0.48%	10.57%
2022	207,133	82.48	17,083,772	1.15%	0.42%	-13.92%
2021	236,901	95.82	22,699,904	1.15%	0.56%	19.10%

Value Line Centurion Fund(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	352,985	128.08	45,210,852	1.15%	0.06%	18.29%

B-25

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Value Line Strategic Asset Management Trust(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	829,607	157.38	130,563,175	1.15%	1.05%	14.53%

Invesco V.I. American Franchise Fund Series I
2025	17,316	$39.41	$682,469	1.15%	0.00%	10.38%
2024	33,507	35.71	1,196,387	1.15%	0.00%	33.33%
2023	17,637	26.78	472,311	1.15%	0.00%	39.31%
2022	16,593	19.22	318,964	1.15%	0.00%	-31.91%
2021	21,218	28.23	599,000	1.15%	0.00%	10.64%

Invesco V.I. Equity & Income Fund Series I
2025	27,730	$25.48	$729,432	1.15%	1.71%	11.35%
2024	30,021	22.89	708,471	1.15%	1.71%	6.88%
2023	29,718	21.41	636,371	1.15%	1.98%	9.28%
2022	33,618	19.59	658,721	1.15%	1.66%	-8.57%
2021	38,065	21.43	815,828	1.15%	4.37%	12.67%

Invesco V.I. Core Equity Fund Series I(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	5,988	24.08	144,179	1.15%	2.82%	26.27%

Invesco V.I. Government Securities Fund Series II(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—

Invesco V.I. Growth and Income Fund Series II(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	62,063	36.17	2,244,924	1.15%	1.41%	26.71%

AB VPS Relative Value Portfolio Class B(4)(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—

AB VPS Large Cap Growth Portfolio Class B(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—

B-26

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

AB Sustainable Global Thematic Portfolio Class B
2025	66,690	$28.55	$1,968,212	1.15%	0.00%	4.65%
2024	9,771	27.28	273,610	1.15%	0.00%	1.29%
2023	9,977	26.93	268,706	1.15%	0.03%	14.37%
2022	11,085	23.55	261,044	1.15%	0.00%	-28.01%
2021	18,290	32.71	598,230	1.15%	0.00%	21.16%

AB VPS Value Portfolio Class B(4)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—

Davis Financial Portfolio
2025	74,968	$56.62	$4,244,463	1.15%	1.80%	27.64%
2024	43,109	44.36	1,912,159	1.15%	1.80%	28.00%
2023	28,049	34.65	971,982	1.15%	1.89%	13.97%
2022	40,360	30.41	1,227,179	1.15%	1.13%	-9.58%
2021	104,049	33.63	3,498,921	1.15%	2.24%	29.04%

Davis Real Estate Portfolio
2025	34,820	$43.58	$1,572,612	1.15%	0.99%	-6.93%
2024	40,890	46.83	1,981,521	1.15%	0.99%	0.01%
2023	56,700	46.82	2,654,690	1.15%	2.74%	9.38%
2022	51,382	42.80	2,199,359	1.15%	1.60%	-27.65%
2021	69,620	59.16	4,118,652	1.15%	1.34%	40.35%

Davis Value Portfolio(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	147,818	32.88	4,859,606	1.15%	2.01%	16.50%

Fidelity VIP Contrafund Portfolio Service Class(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	275,791	58.05	16,009,487	1.15%	0.15%	26.24%

Fidelity VIP Equity-Income Portfolio Service Class
2025	73,098	$46.37	$3,516,137	1.15%	1.63%	17.38%
2024	75,274	39.50	3,080,130	1.15%	1.63%	9.86%
2023	98,259	35.96	3,533,372	1.15%	1.71%	9.26%
2022	120,704	32.91	3,972,528	1.15%	1.79%	-6.18%
2021	112,917	35.08	3,961,012	1.15%	1.65%	23.39%

Fidelity VIP Growth Opportunities Portfolio Service Class
2025	115,427	$87.77	$10,497,280	1.15%	0.00%	20.24%
2024	115,238	72.99	8,705,905	1.15%	0.00%	32.27%
2023	131,314	55.18	7,246,454	1.15%	0.00%	43.84%
2022	122,133	38.37	4,685,697	1.15%	0.00%	-38.92%
2021	142,494	62.82	8,950,933	1.15%	0.00%	10.54%

B-27

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Fidelity VIP Mid Cap Portfolio Service Class
2025	119,813	$91.28	$11,330,443	1.15%	0.45%	10.22%
2024	129,168	82.82	11,067,934	1.15%	0.45%	11.87%
2023	142,045	74.03	10,516,073	1.15%	0.50%	13.68%
2022	162,257	65.12	10,566,803	1.15%	0.42%	-15.83%
2021	163,860	77.38	12,678,771	1.15%	0.58%	24.06%

Fidelity VIP Government Money Market Portfolio Service Class 2
2025	4,219,320	$10.50	$44,630,699	1.15%	1.47%	2.59%
2024	667,331	10.23	6,878,101	1.15%	1.47%	2.88%
2023	747,996	9.95	7,440,146	1.15%	4.51%	3.43%
2022	1,050,151	9.62	10,099,593	1.15%	1.27%	0.09%
2021	962,614	9.61	9,249,681	1.15%	0.01%	-1.15%

Templeton Growth VIP Fund Class 2
2025	26,408	$26.32	$715,883	1.15%	0.00%	22.23%
2024	28,920	21.53	640,360	1.15%	0.00%	0.76%
2023	30,655	21.37	655,061	1.15%	3.27%	19.62%
2022	34,410	17.86	614,724	1.15%	0.15%	-12.52%
2021	42,858	20.42	875,224	1.15%	1.35%	3.67%

Janus Henderson Enterprise Portfolio Institutional Shares
2025	52,530	$41.41	$2,255,472	1.15%	0.13%	6.28%
2024	63,460	38.96	2,560,153	1.15%	0.13%	10.20%
2023	71,389	35.36	2,524,128	1.15%	0.16%	16.71%
2022	79,203	30.29	2,399,365	1.15%	0.34%	-16.91%
2021	106,065	36.46	3,866,921	1.15%	0.46%	15.49%

Janus Henderson Forty Portfolio Institutional Shares
2025	73,758	$80.14	$5,910,836	1.15%	0.00%	21.10%
2024	66,720	66.18	4,576,912	1.15%	0.00%	22.46%
2023	79,230	54.04	4,281,429	1.15%	0.18%	38.35%
2022	89,386	39.06	3,491,219	1.15%	0.18%	-34.32%
2021	114,126	59.46	6,786,452	1.15%	0.67%	21.48%

Janus Henderson Research Portfolio Institutional Shares
2025	22,890	$48.69	$1,143,906	1.15%	0.00%	16.86%
2024	42,907	41.66	1,842,402	1.15%	0.00%	28.99%
2023	57,257	32.30	1,849,400	1.15%	0.19%	41.52%
2022	22,373	22.82	510,605	1.15%	0.70%	-30.70%
2021	22,673	32.93	746,672	1.15%	0.12%	18.95%

Janus Henderson Global Research Portfolio Institutional Shares
2025	55,056	$28.22	$1,611,947	1.15%	0.28%	19.35%
2024	33,262	23.64	814,315	1.15%	0.28%	17.80%
2023	39,914	20.07	801,078	1.15%	0.93%	25.32%
2022	44,657	16.01	715,176	1.15%	1.59%	-20.34%
2021	51,172	20.10	1,028,742	1.15%	0.69%	16.73%

B-28

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

MFS® Growth Series Initial Class
2025	49,180	$49.17	$2,509,884	1.15%	0.00%	10.75%
2024	55,973	44.40	2,574,548	1.15%	0.00%	25.32%
2023	59,237	35.43	2,098,697	1.15%	0.00%	34.30%
2022	75,857	26.38	2,001,104	1.15%	0.00%	-32.42%
2021	99,262	39.04	3,874,845	1.15%	0.00%	22.11%

MFS® Investors Trust Series Initial Class(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	78,889	48.19	3,801,899	1.15%	1.99%	25.36%

MFS® New Discovery Series Initial Class
2025	58,954	$45.24	$2,765,653	1.15%	0.00%	11.50%
2024	33,704	40.58	1,415,680	1.15%	0.00%	1.73%
2023	46,135	39.88	1,840,056	1.15%	0.00%	13.10%
2022	59,397	35.27	2,094,688	1.15%	0.00%	-30.57%
2021	63,719	50.79	3,236,308	1.15%	0.00%	0.63%

MFS® Research Series Initial Class(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	11,477	36.19	415,368	1.15%	1.98%	23.37%

MFS® Total Return Series Initial Class
2025	93,778	$36.72	$3,567,804	1.15%	0.00%	9.73%
2024	99,513	33.46	3,450,466	1.15%	0.00%	2.71%
2023	119,855	32.58	3,904,865	1.15%	2.03%	9.17%
2022	144,110	29.84	4,300,575	1.15%	1.67%	-10.62%
2021	168,895	33.39	5,639,250	1.15%	2.29%	12.80%

Guardian Integrated Research VIP Fund(8)(9)
2025	78,516	$15.40	$1,209,131	1.15%	0.00%	13.79%
2024	95,434	13.53	1,296,726	1.15%	0.00%	23.90%
2023	105,151	10.92	1,148,595	1.15%	0.00%	22.88%
2022	153,475	8.89	1,364,350	1.15%	0.00%	-11.10%

Guardian Large Cap Disciplined Growth VIP Fund(5)
2025	242,375	$14.32	$3,491,938	1.15%	0.00%	15.47%
2024	210,711	12.40	2,624,599	1.15%	0.00%	26.71%
2023	214,940	9.79	2,103,624	1.15%	0.00%	40.25%
2022	270,534	6.98	1,887,825	1.15%	0.00%	-32.30%
2021	338,494	10.31	3,488,896	1.15%	0.00%	3.07%

Guardian U.S. Government Securities VIP Fund(5)
2025	45,761	$9.81	$448,965	1.15%	0.00%	5.49%
2024	12,777	9.30	118,830	1.15%	0.00%	0.56%
2023	17,594	9.25	162,715	1.15%	0.00%	2.84%
2022	20,710	8.99	186,248	1.15%	0.00%	-9.33%
2021	23,241	9.92	230,520	1.15%	0.00%	-0.81%

B-29

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Guardian All Cap Core VIP Fund(8)(9)
2025	3,322,847	$14.52	$48,345,006	1.15%	0.00%	10.88%
2024	3,115,867	13.09	40,863,684	1.15%	0.00%	18.47%
2023	3,593,640	11.05	39,710,299	1.15%	0.00%	21.52%
2022	3,990,781	9.09	36,289,782	1.15%	0.00%	-9.07%

Guardian Strategic Large Cap Core VIP Fund(5)
2025	187,621	$14.12	$2,665,745	1.15%	0.00%	10.31%
2024	92,123	12.80	1,184,761	1.15%	0.00%	17.78%
2023	110,436	10.87	1,200,391	1.15%	0.00%	18.77%
2022	122,304	9.15	1,119,297	1.15%	0.00%	-11.11%
2021	139,394	10.30	1,435,174	1.15%	0.00%	2.96%

Guardian Core Fixed Income VIP Fund(8)(9)
2025	1,148,204	$10.48	$12,065,631	1.15%	0.00%	5.30%
2024	1,239,619	9.95	12,362,343	1.15%	0.00%	0.11%
2023	1,336,328	9.94	13,288,826	1.15%	0.00%	4.30%
2022	1,515,280	9.53	14,446,911	1.15%	0.00%	-4.66%

Guardian Short Duration Bond VIP Fund(8)(9)
2025	155,638	$10.69	$1,672,273	1.15%	0.00%	3.99%
2024	128,407	10.28	1,325,013	1.15%	0.00%	3.10%
2023	102,718	9.97	1,024,484	1.15%	0.00%	2.90%
2022	133,047	9.69	1,289,615	1.15%	0.00%	-3.07%

Guardian Balanced Allocation VIP Fund(8)(9)
2025	7,021,948	$13.69	$96,393,109	1.15%	0.00%	11.54%
2024	8,442,441	12.28	103,831,702	1.15%	0.00%	12.27%
2023	9,271,828	10.93	101,385,902	1.15%	0.00%	16.51%
2022	10,581,852	9.39	99,314,222	1.15%	0.00%	-6.15%

Guardian Equity Income VIP Fund(8)(9)
2025	13,100,091	$13.30	$174,691,238	1.15%	0.00%	13.35%
2024	1,255,996	11.74	14,764,669	1.15%	0.00%	8.58%
2023	1,578,322	10.81	17,057,441	1.15%	0.00%	6.17%
2022	1,759,872	10.18	17,913,796	1.15%	0.00%	1.79%

B-30

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

NOTE 6 — FINANCIAL HIGHLIGHTS

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders’ accounts through redemption of units. The net assets disclosed in the table below represent only net assets in accumulation.

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Victory RS Large Cap Alpha VIP Series(10)
2025	—	$—	$—	N/A	N/A	N/A
2024	—	—	—	—	—	—
2023	118,331	36.33	4,299,121	1.45%	1.28%	12.04%
2022	150,266	32.43	4,872,482	1.45%	1.37%	-5.72%
2021	163,107	34.39	5,609,646	1.45%	1.16%	21.70%

Victory 500 Index VIP Series(12)
2025	—	$—	$—	N/A	N/A	N/A
2024	—	—	—	—	—	—
2023	592	36.45	21,569	1.45%	1.35%	25.11%
2022	874	29.13	25,471	1.45%	1.25%	-20.52%
2021	927	36.65	33,985	1.45%	1.35%	25.59%

Victory High Yield VIP Series(12)
2025	—	$—	$—	N/A	N/A	N/A
2024	—	—	—	—	—	—
2023	126	25.79	3,249	1.45%	7.70%	9.80%
2022	174	23.49	4,084	1.45%	6.63%	-14.80%
2021	1,671	27.57	46,073	1.45%	7.09%	4.32%

Victory INCORE Low Duration Bond VIP Series(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	6,978	12.23	85,321	1.45%	5.29%	-0.46%

Victory RS Small Cap Growth Equity VIP Series(12)
2025	—	$—	$—	N/A	N/A	N/A
2024	—	—	—	—	—	—
2023	4,264	48.82	208,176	1.45%	0.00%	18.66%
2022	4,470	41.14	183,895	1.45%	0.00%	-37.28%
2021	5,678	65.59	372,429	1.45%	0.00%	-11.73%

Victory RS International VIP Series(12)
2025	—	$—	$—	N/A	N/A	N/A
2024	—	—	—	—	—	—
2023	19,227	29.62	569,588	1.45%	2.74%	18.29%
2022	23,490	25.04	588,298	1.45%	2.71%	-17.03%
2021	26,675	30.19	805,188	1.45%	2.26%	12.71%

Victory Sophus Emerging Markets VIP Series(11)(13)
2025	—	$—	$—	N/A	N/A	N/A
2024	—	—	—	—	—	—
2023	3,652	40.16	146,658	1.45%	3.17%	9.43%
2022	4,005	36.70	146,977	1.45%	0.80%	-23.59%
2021	5,803	48.03	278,691	1.45%	1.14%	-5.80%

B-31

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Victory INCORE Investment Quality Bond VIP Series(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	26,826	22.10	592,970	1.45%	7.19%	-1.66%

Gabelli Capital Asset Fund(10)
2025	—	$—	$—	N/A	N/A	N/A
2024	—	—	—	—	—	—
2023	15,694	53.96	846,822	1.45%	0.48%	10.24%
2022	16,428	48.95	804,101	1.45%	0.42%	-14.18%
2021	18,189	57.04	1,037,422	1.45%	0.56%	18.74%

Value Line Centurion Fund(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	34,863	36.08	1,258,007	1.45%	0.06%	17.94%

Value Line Strategic Asset Management Trust(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	90,596	52.86	4,789,288	1.45%	1.05%	14.19%

Invesco V.I. American Franchise Fund Series I(7)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—

Invesco V.I. Equity & Income Fund Series I
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	2,854	19.95	56,924	1.45%	1.98%	8.96%
2022	2,915	18.31	53,358	1.45%	1.66%	-8.85%
2021	3,572	20.08	71,740	1.45%	4.37%	12.34%

Invesco V.I. Core Equity Fund Series I(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	7	22.56	159	1.45%	2.82%	25.89%

Invesco V.I. Government Securities Fund Series II(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—

B-32

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Invesco V.I. Growth and Income Fund Series II(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	1,058	34.09	36,074	1.45%	1.41%	26.33%

AB VPS Relative Value Portfolio Class B(4)(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—

AB VPS Large Cap Growth Portfolio Class B(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—

AB Sustainable Global Thematic Portfolio Class B
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	1,089	25.23	27,490	1.45%	0.03%	14.03%
2022	1,090	22.13	24,111	1.45%	0.00%	-28.22%
2021	2,680	30.83	82,627	1.45%	0.00%	20.80%

AB VPS Value Portfolio Class B(4)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—

Davis Financial Portfolio
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	5	32.28	169	1.45%	1.89%	13.63%
2022	5	28.41	149	1.45%	1.13%	-9.85%
2021	5	31.51	165	1.45%	2.24%	28.65%

Davis Real Estate Portfolio
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	1,133	43.61	49,433	1.45%	2.74%	9.05%
2022	1,134	39.99	45,347	1.45%	1.60%	-27.86%
2021	3,052	55.44	169,217	1.45%	1.34%	39.93%

Davis Value Portfolio(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	10,961	30.81	337,681	1.45%	2.01%	16.15%

B-33

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Fidelity VIP Contrafund Portfolio Service Class(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	14,595	54.40	793,963	1.45%	0.15%	25.86%

Fidelity VIP Equity-Income Portfolio Service Class
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	1,579	33.50	52,903	1.45%	1.71%	8.94%
2022	2,494	30.75	76,681	1.45%	1.79%	-6.46%
2021	2,251	32.87	73,992	1.45%	1.65%	23.02%

Fidelity VIP Growth Opportunities Portfolio Service Class
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	3,086	51.40	158,656	1.45%	0.00%	43.41%
2022	3,887	35.85	139,345	1.45%	0.00%	-39.11%
2021	3,906	58.87	229,915	1.45%	0.00%	10.21%

Fidelity VIP Mid Cap Portfolio Service Class
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	4,661	68.96	321,470	1.45%	0.50%	13.34%
2022	4,786	60.85	291,203	1.45%	0.42%	-16.09%
2021	8,199	72.51	594,485	1.45%	0.58%	23.69%

Fidelity VIP Government Money Market Portfolio Service Class 2
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	2,250	9.69	21,805	1.45%	4.51%	3.12%
2022	5,470	9.40	51,400	1.45%	1.27%	-0.21%
2021	10,285	9.42	96,857	1.45%	0.01%	-1.45%

Templeton Growth VIP Fund Class 2
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	2,407	20.02	48,190	1.45%	3.27%	19.26%
2022	2,433	16.79	40,841	1.45%	0.15%	-12.78%
2021	2,313	19.25	44,529	1.45%	1.35%	3.35%

Janus Henderson Enterprise Portfolio Institutional Shares
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	1,348	32.94	44,401	1.45%	0.16%	16.36%
2022	1,349	28.30	38,174	1.45%	0.34%	-17.16%
2021	1,349	34.17	46,100	1.45%	0.46%	15.14%

B-34

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Janus Henderson Forty Portfolio Institutional Shares
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	634	50.34	31,897	1.45%	0.18%	37.94%
2022	1,195	36.49	43,601	1.45%	0.18%	-34.51%
2021	1,510	55.73	84,153	1.45%	0.67%	21.12%

Janus Henderson Research Portfolio Institutional Shares
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	3,668	30.09	110,375	1.45%	0.19%	41.10%
2022	3,771	21.32	80,410	1.45%	0.70%	-30.91%
2021	4,214	30.86	130,043	1.45%	0.12%	18.59%

Janus Henderson Global Research Portfolio Institutional Shares
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	682	18.70	12,749	1.45%	0.93%	24.94%
2022	693	14.96	10,375	1.45%	1.59%	-20.58%
2021	774	18.84	14,591	1.45%	0.69%	16.38%

MFS® Growth Series Initial Class
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	746	33.00	24,626	1.45%	0.00%	33.90%
2022	747	24.65	18,420	1.45%	0.00%	-32.62%
2021	842	36.58	30,786	1.45%	0.00%	21.75%

MFS® Investors Trust Series Initial Class(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	432	45.96	19,852	1.45%	1.99%	24.98%

MFS® New Discovery Series Initial Class
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	816	37.15	30,318	1.45%	0.00%	12.76%
2022	830	32.95	27,341	1.45%	0.00%	-30.78%
2021	970	47.60	46,188	1.45%	0.00%	0.33%

MFS® Research Series Initial Class(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	967	33.92	32,787	1.45%	1.98%	23.00%

MFS® Total Return Series Initial Class
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	2,605	30.35	79,071	1.45%	2.03%	8.85%
2022	3,169	27.88	88,362	1.45%	1.67%	-10.89%
2021	3,330	31.29	104,208	1.45%	2.29%	12.47%

B-35

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Guardian Integrated Research VIP Fund(8)(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	2,166	10.87	23,540	1.45%	0.00%	22.51%
2022	2,318	8.87	20,563	1.45%	0.00%	-11.29%

Guardian Large Cap Disciplined Growth VIP Fund(5)(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	8,311	9.72	80,805	1.45%	0.00%	39.83%
2022	4,263	6.95	29,640	1.45%	0.00%	-32.50%
2021	4,266	10.30	43,941	1.45%	0.00%	3.01%

Guardian U.S. Government Securities VIP Fund(5)(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	124	9.19	1,137	1.45%	0.00%	2.53%
2022	124	8.96	1,109	1.45%	0.00%	-9.60%
2021	124	9.91	1,228	1.45%	0.00%	-0.87%

Guardian All Cap Core VIP Fund(8)(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	106,586	10.99	1,171,850	1.45%	0.00%	21.15%
2022	111,984	9.07	1,016,222	1.45%	0.00%	-9.25%

Guardian Strategic Large Cap Core VIP Fund(5)(6)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	2,635	10.80	28,451	1.45%	0.00%	18.41%
2022	2,635	9.12	24,030	1.45%	0.00%	-11.38%
2021	7,741	10.29	79,652	1.45%	0.00%	2.90%

Guardian Core Fixed Income VIP Fund(8)(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	40,965	9.89	405,312	1.45%	0.00%	3.99%
2022	52,198	9.51	496,637	1.45%	0.00%	-4.85%

Guardian Short Duration Bond VIP Fund(8)(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	8,088	9.92	80,259	1.45%	0.00%	2.59%
2022	8,171	9.67	79,033	1.45%	0.00%	-3.27%

Guardian Balanced Allocation VIP Fund(8)(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	307,420	10.88	3,344,615	1.45%	0.00%	16.16%
2022	386,795	9.37	3,622,732	1.45%	0.00%	-6.34%

Guardian Equity Income VIP Fund(8)(9)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	56,846	10.75	611,256	1.45%	0.00%	5.85%
2022	69,647	10.16	707,482	1.45%	0.00%	1.58%

B-36

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

(1)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.
(3)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including charges in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(4)	As of April 26, 2019, the AB VPS Value Portfolio Class B was merged and no longer available as an investment allocation option under this contract. After the merger, any accumulation value remaining in the AB VPS Value Portfolio Class B was transferred to the AB VPS Growth and Income Portfolio Class B.
(5)	Portfolio commenced operations October 22, 2021.
(6)	As of October 22, 2021, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation, date any accumulation value remaining in the liquidated funds were transferred to each respective Guardian Fund.
(7)	No contracts investing in this investment option as of December 31, 2022.
(8)	Portfolio commenced operations April 29, 2022.
(9)	As of April 29, 2022, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio, investment income ratio and total returns were not applicable as of December 31, 2022 as a result of liquidation.
(10)	As of April 25, 2025, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2025 as a result of liquidation.
(11)	As of June 27, 2025, the Victory Sophus Emerging Markets VIP Series Fund was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Victory Sophus Emerging Markets VIP Series Fund was transferred to the Fidelity VIP Government Money Market Portfolio Service Class 2.
(12)	As of August 29, 2025, certain funds were liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to the Fidelity VIP Government Money Market Portfolio Service Class 2.
(13)	As part of the liquidation of the Fund, which was completed effective June 27, 2025, a residual balance of $5 related to remaining mortality and expense remained in the Fund following the liquidation date. This residual amount was immaterial and was removed from the Fund during the first quarter of 2026 in order to fully complete the liquidation process.

B-37

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Guardian Insurance & Annuity Company, Inc. and the Contract Owners of The Guardian Separate Account D

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account D indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below , including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account D as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha VIP Series(2)

Victory 500 Index VIP Series(4)

Victory High Yield VIP Series(4)

Victory RS Small Cap Growth Equity VIP Series(4)

Victory RS International VIP Series(4)

Victory Sophus Emerging Markets VIP Series(3)

Gabelli Capital Asset Fund(2)

Invesco V.I. American Franchise Fund Series I(1)

Invesco V.I. Equity & Income Fund Series I(1)

AB Sustainable Global Thematic Portfolio Class B(1)

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

Fidelity VIP Equity-Income Portfolio Service Class(1)

Fidelity VIP Growth Opportunities Portfolio Service Class(1)

Fidelity VIP Mid Cap Portfolio Service Class(1)

Fidelity VIP Government Money Market Portfolio Service Class 2(1)

Templeton Growth VIP Fund Class 2(1)

Janus Henderson Enterprise Portfolio Institutional Shares(1)

Janus Henderson Forty Portfolio Institutional Shares(1)

Janus Henderson Research Portfolio Institutional Shares(1)

Janus Henderson Global Research Portfolio Institutional Shares(1)

MFS® Growth Series Initial Class(1)

MFS® New Discovery Series Initial Class(1)

MFS® Total Return Series Initial Class(1)

Guardian Integrated Research VIP Fund(1)

Guardian Large Cap Disciplined Growth VIP Fund(1)

Guardian U.S. Government Securities VIP Fund(1)

Guardian All Cap Core VIP Fund(1)

Guardian Strategic Large Cap Core VIP Fund(1)

Guardian Core Fixed Income VIP Fund(1)

Guardian Short Duration Bond VIP Fund(1)

Guardian Balanced Allocation VIP Fund(1)

Guardian Equity Income VIP Fund(1)

1.	Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025, and 2024
2.	Statement of operations for the period January 1, 2025, through April 25, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through April 25, 2025 (date of liquidation) and the year ended December 31, 2024.
3.	Statement of operations for the period January 1, 2025, through June 27, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through June 27, 2025 (date of liquidation) and the year ended December 31, 2024.
4.	Statement of operations for the period January 1, 2025, through August 29, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through August 29, 2025 (date of liquidation) and the year ended December 31, 2024.

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options of The Guardian Separate Account D based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options of The Guardian Separate Account D in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

B-38

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2026

We have served as the auditor of one or more of the investment options of The Guardian Separate Account D since 1992.

B-39